Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Statement of comprehensive income [abstract]
Net income	$ 3,847	$ 3,509
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	369	183
Provision for credit losses recognized in income	(2)	(1)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(36)	(9)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	331	173
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	(2,168)	411
Net foreign currency translation gains (losses) from hedging activities	792	(178)
Foreign currency translation adjustments	(1,376)	233
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	127	(174)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	45	(8)
Net change in cash flow hedges	172	(182)
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans (Note 7)	781	(469)
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	(124)	(109)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	4	1
Total items that will not be reclassified subsequently to income	661	(577)
Total other comprehensive income (loss), net of taxes	(212)	(353)
Total comprehensive income (loss)	3,635	3,156
Total comprehensive income attributable to:
Shareholders	3,637	3,151
Non-controlling interests	(2)	5
Total comprehensive income (loss)	3,635	3,156
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	47	55
Provision for credit losses recognized in income
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(13)	(3)
Unrealized foreign currency translation gains (losses)	2
Net foreign currency translation gains (losses) from hedging activities	266	(62)
Net gains (losses) on derivatives designated as cash flow hedges	45	(63)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	16	(3)
Remeasurements of employee benefit plans	277	(167)
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	(44)	(39)
Net gains (losses) on equity securities designated at fair value through other comprehensive income		(2)
Total income tax expenses (recoveries)	$ 596	$ (284)